                                                  UNITED STATES
                                                         SECURITIES AND EXCHANGE COMMISSION
                                                                            Washington, D.C. 20549

                                                                                      FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                       Investment Company Act file number: 811-09603

                                                            AMERICAN BEACON SELECT FUNDS
                                                      (Exact name of registrant as specified in charter)

                                                            4151 Amon Carter Boulevard, MD 2450
                                                                         Fort Worth, Texas 76155
                                                   (Address of principal executive offices)-(Zip code)

                                                                      Gene L. Needles, Jr., President
                                                              4151 Amon Carter Boulevard, MD 2450
                                                                          Fort Worth, Texas 76155
                                                             (Name and address of agent for service)

                                          Registrant's telephone number, including area code: (817) 391-6100

                                                                  Date of fiscal year end: December 31

                                                    Date of reporting period: July 1, 2011 - June 30, 2012

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ITEM 1. PROXY VOTING RECORD.

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                  AMERICAN BEACON MONEY MARKET SELECT FUND

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There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which this series was entitled to vote.  As such, the Fund has no proxy voting record for this period.

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           AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND

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There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which this series was entitled to vote.  As such, the
Fund has no proxy voting record for this period.


                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By  /s/ Gene L. Needles, Jr.
       -------------------------------
          Gene L. Needles, Jr.
          President

Date: August 29, 2012